Property and Equipment - Disclosure of accumulated depreciation and impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Balance at beginning of period	$ 26,771
Balance at end of period	22,957	$ 26,771
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	6,047
Balance at end of period	5,630	6,047
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	790
Balance at end of period	635	790
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	139
Balance at end of period	174	139
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	11,679
Balance at end of period	13,714	11,679
Construction in progress
Property, plant and equipment
Balance at beginning of period	8,116
Balance at end of period	2,803	8,116
Accumulated depreciation and impairment loss
Property, plant and equipment
Balance at beginning of period	(14,344)	(10,520)
Depreciation	(5,845)	(4,346)
Disposals	57	522
Deconsolidation of subsidiaries	53
Balance at end of period	(20,080)	(14,344)
Accumulated depreciation and impairment loss | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	(5,686)	(3,965)
Depreciation	(2,082)	(1,973)
Disposals	57	251
Deconsolidation of subsidiaries	0
Balance at end of period	(7,711)	(5,686)
Accumulated depreciation and impairment loss | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	(663)	(454)
Depreciation	(212)	(208)
Disposals	0	0
Deconsolidation of subsidiaries	0
Balance at end of period	(875)	(663)
Accumulated depreciation and impairment loss | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	(1,190)	(1,287)
Depreciation	(107)	(174)
Disposals	0	271
Deconsolidation of subsidiaries	53
Balance at end of period	(1,244)	(1,190)
Accumulated depreciation and impairment loss | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	(6,806)	(4,815)
Depreciation	(3,444)	(1,991)
Disposals	0	0
Deconsolidation of subsidiaries	0
Balance at end of period	(10,250)	(6,806)
Accumulated depreciation and impairment loss | Construction in progress
Property, plant and equipment
Balance at beginning of period	0	0
Depreciation	0	0
Disposals	0	0
Deconsolidation of subsidiaries	0
Balance at end of period	$ 0	$ 0